Leases, Commitments, and Contingencies - Summary of Lease Cost (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Lease, Cost [Abstract]
Finance lease cost	$ 75	$ 1,431	$ 1,435
Operating lease, cost	1,548	46	83
Variable lease, cost	942
Total	$ 2,565	$ 1,477	$ 1,518